Leasing (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Leasing
Gross investment	SEK 370	SEK 464
Present value of minimum lease payments	333	411
Unearned finance income	37	53
Net investment in finance lease	370	464
No later than one year
Leasing
Gross investment	124	122
Present value of minimum lease payments	107	103
Later than one year and not later than five years
Leasing
Gross investment	246	319
Present value of minimum lease payments	SEK 226	287
Later than five years
Leasing
Gross investment		23
Present value of minimum lease payments		SEK 21